Share-based Compensation - Summary of Performance Share Units (Detail) - Long Term Incentive Plans [Member] - Performance Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2016	775,324
Shares, Granted	32,716
Shares, Vested	398,951
Shares, Forfeited	375
Shares, Outstanding at December 31, 2016	408,714	775,324
Weighted average grant date fair value, Outstanding at January 1, 2016	$ 49.68
Weighted average grant date fair value, Granted	82.53	$ 75.28	$ 62.29
Weighted average grant date fair value, Vested	30.00
Weighted average grant date fair value, Forfeited	49.60
Weighted average grant date fair value, Outstanding at December 31, 2016	$ 71.52	$ 49.68
Market Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2016	1,905,269
Shares, Vested	1,580,086
Shares, Outstanding at December 31, 2016	325,183	1,905,269
Weighted average grant date fair value, Outstanding at January 1, 2016	$ 26.85
Weighted average grant date fair value, Vested	27.28
Weighted average grant date fair value, Outstanding at December 31, 2016	$ 38.63	$ 26.85